CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	$ (187,000)	$ (75,000)	$ (180,000)
Increase (Decrease) in Operating Capital [Abstract]
Prepaid expenses	1,041,000	(1,306,000)	(2,592,000)	$ (1,840,000)
Accounts payable and accrued expenses	(2,772,000)	1,108,000	5,246,000	3,175,000
Net cash used in operating activities	(41,196,000)	(24,003,000)	(32,313,000)	(22,697,000)
Cash Flows from Investing Activities:
Net cash used in investing activities	(1,421,000)	(1,514,000)	(1,786,000)	(2,258,000)
Cash Flows from Financing Activities:
Net cash provided by financing activities	54,586,000	7,554,000	13,462,000	50,768,000
Increase (decrease) in cash, cash equivalents and restricted cash	11,969,000	(17,963,000)	(20,637,000)	25,813,000
Cash, cash equivalents and restricted cash, beginning of period	9,664,000	30,301,000	30,301,000	4,488,000
Cash, cash equivalents and restricted cash, end of period	21,633,000	12,338,000	9,664,000	30,301,000
MedTech Acquisition Corp
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net (loss) income			5,539,079	4,767,283
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Change in fair value of warrant liabilities			(5,837,332)	(7,744,000)
Interest earned on marketable securities held in Trust Account			(3,018,726)	(63,997)
Increase (Decrease) in Operating Capital [Abstract]
Prepaid expenses			118,671	348,200
Income taxes payable			27,854
Due to stockholders			48,135
Accounts payable and accrued expenses			385,325	954,400
Net cash used in operating activities			(2,736,994)	(1,738,114)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(78,136)
Cash withdrawn from Trust Account to pay franchise and income taxes			905,000	60,000
Cash withdrawn from Trust Account in connection with redemptions			232,371,273
Net cash used in investing activities			233,198,137	60,000
Cash Flows from Financing Activities:
Proceeds from promissory note			39,068
Proceeds from promissory note - related party			400,000	544,000
Proceeds from convertible promissory note - related party			1,341,000
Proceeds from extension note			82,741
Redemptions of common stock			(232,371,273)
Net cash provided by financing activities			(230,508,464)	544,000
Increase (decrease) in cash, cash equivalents and restricted cash			(47,321)	(1,134,114)
Cash, cash equivalents and restricted cash, beginning of period	$ 153,563	$ 200,884	200,884	1,334,998
Cash, cash equivalents and restricted cash, end of period			153,563	$ 200,884
Supplemental disclosure of cash flow information:
Cash paid for income taxes			$ 543,000